Annual Total Returns - Institutional Class Shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
WCM Focused International Growth Fund
Prospectus [Line Items]
Annual Return [Percent]	20.90%	6.95%	16.56%	(28.90%)	17.02%	32.82%	35.18%	(7.30%)	31.24%	0.67%
WCM Focused Emerging Markets Fund
Prospectus [Line Items]
Annual Return [Percent]	31.46%	10.07%	4.54%	(30.69%)	(1.73%)	36.52%	37.57%	(12.66%)	40.90%	(0.83%)
WCM International Small Cap Growth Fund
Prospectus [Line Items]
Annual Return [Percent]	18.14%	4.32%	22.26%	(42.12%)	16.60%	55.33%	44.00%	(8.82%)	42.35%	(0.30%)
WCM Small Cap Growth Fund
Prospectus [Line Items]
Annual Return [Percent]	8.03%	4.30%	15.88%	(23.26%)	5.28%	39.15%
WCM China Quality Growth Fund
Prospectus [Line Items]
Annual Return [Percent]	21.19%	(2.73%)	(18.26%)	(26.62%)	4.13%
WCM Focused International Equity Fund
Prospectus [Line Items]
Annual Return [Percent]	41.03%	12.43%	18.43%	(26.21%)	17.70%
WCM Focused International Opportunities Fund
Prospectus [Line Items]
Annual Return [Percent]	31.70%	4.74%	25.80%	(35.25%)
WCM Mid Cap Quality Value Fund
Prospectus [Line Items]
Annual Return [Percent]	(7.23%)	9.40%	29.13%
WCM Focused Emerging Markets ex China Fund
Prospectus [Line Items]
Annual Return [Percent]	39.49%	15.21%	29.00%